Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Schedule of other current liabilities
	June 30,	December 31,
	2021	2020	2019
	(unaudited)
Employees and related institutions (*)	907,974	756,131	309,746
Accrued expenses	163,004	236,904	103,229
Related Parties	29,000	71,204	57,210
	1,099,589	1,064,239	470,185

(*) of which accrual for payroll to related parties	586,626	396,081	20,100